Quarterly Report
December 31, 2022
MFS®  International New Discovery Fund
MIO-Q1

Portfolio of Investments
12/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace & Defense – 1.0%
Babcock International Group PLC (a)	1,393,969	$4,755,744
LISI Group	516,538	10,759,981
MTU Aero Engines Holding AG	38,986	8,438,324
Saab AB, “B”	138,860	5,465,321
Singapore Technologies Engineering Ltd.	12,378,800	30,960,863
		$60,380,233
Airlines – 0.6%
Enav S.p.A.	4,662,291	$19,763,368
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	36,092	8,409,075
Mainfreight Ltd.	262,213	11,172,563
		$39,345,006
Alcoholic Beverages – 0.8%
Carlsberg Group	132,479	$17,605,892
China Resources Beer Holdings Co. Ltd.	4,316,000	30,163,258
		$47,769,150
Apparel Manufacturers – 0.7%
Burberry Group PLC	574,654	$14,102,978
Coats Group PLC	5,250,030	4,201,730
Eclat Textile Co. Ltd.	540,000	8,705,568
Pacific Textiles Holdings Ltd.	38,809,000	12,728,419
		$39,738,695
Automotive – 1.8%
Cie Plastic Omnium S.A.	319,197	$4,630,785
Daikyonishikawa Corp.	332,421	1,396,819
Hero MotoCorp Ltd.	591,167	19,571,108
Koito Manufacturing Co. Ltd.	1,291,600	19,239,387
Mahindra & Mahindra Ltd.	922,321	13,880,972
NGK Spark Plug Co. Ltd	748,600	13,812,951
Stanley Electric Co. Ltd.	871,131	16,557,590
TS Tech Co. Ltd.	997,300	11,404,661
USS Co. Ltd.	472,300	7,484,850
		$107,979,123
Biotechnology – 0.5%
Abcam PLC, ADR (a)	495,341	$7,707,506
Virbac S.A.	88,791	21,767,213
		$29,474,719
Broadcasting – 0.4%
4imprint Group PLC	109,785	$5,673,976
Nippon Television Holdings, Inc.	767,100	6,090,507
TBS Holdings, Inc.	891,400	10,341,341
		$22,105,824
Brokerage & Asset Managers – 2.7%
ASX Ltd.	67,893	$3,113,480
Bolsa Mexicana de Valores S.A. de C.V.	7,252,800	14,002,019
Euronext N.V.	228,582	16,943,559
Hargreaves Lansdown PLC	432,848	4,480,423
IPH Ltd.	6,574,487	38,711,414
JAFCO Group Co. Ltd. (l)	197,100	3,350,665
Japan Exchange Group, Inc.	145,300	2,100,783

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
Moscow Exchange MICEX-RTS PJSC (a)(u)	7,428,305	$0
Omni Bridgeway Ltd. (a)	5,790,314	14,217,094
Partners Group Holding AG	3,296	2,929,782
Pinnacle Investment Management Group Ltd.	1,139,173	6,771,040
Rathbones Group PLC	804,689	19,797,066
Schroders PLC	3,792,519	19,990,451
TMX Group Ltd.	191,146	19,131,540
		$165,539,316
Business Services – 6.8%
AEON Delight Co. Ltd.	295,700	$6,788,489
Amadeus Fire AG	135,656	16,786,619
Bunzl PLC	774,450	25,831,726
Central Automotive Products Ltd.	47,300	883,364
Compass Group PLC	1,325,120	30,718,424
Comture Corp.	667,200	12,216,410
Doshisha Co. Ltd.	141,800	1,743,530
Eurofins Scientific SE	33,073	2,381,653
Fuji Soft, Inc.	166,300	9,579,610
Fullcast Holdings Co., Ltd.	747,500	16,084,578
Gruppo Mutuionline S.p.A.	143,416	4,040,637
Imdex Ltd.	7,956,130	11,971,418
Intertek Group PLC	495,834	24,181,350
Iwatani Corp.	493,800	21,574,325
Johnson Service Group PLC	2,118,752	2,482,060
Karnov Group AB (a)	1,201,680	6,750,357
NS Solutions Corp.	3,613,300	87,134,779
Pasona Group, Inc.	612,500	8,685,328
RS Group PLC	4,251,051	46,022,505
San-Ai Obbli Co. Ltd.	3,112,500	29,325,393
SCSK Corp.	848,700	12,810,183
Sohgo Security Services Co. Ltd.	569,000	15,484,044
Thoughtworks Holding, Inc. (a)	105,309	1,073,099
TIS, Inc.	546,200	14,483,206
		$409,033,087
Chemicals – 1.0%
Borregaard ASA	112,533	$1,745,980
IMCD Group N.V.	208,397	29,702,912
JCU Corp.	817,100	19,176,074
KH Neochem Co. Ltd. (l)	409,600	8,404,852
		$59,029,818
Computer Software – 3.7%
ARGO GRAPHICS, Inc.	688,500	$19,292,462
Douzone Bizon Co. Ltd. (a)	447,057	13,101,280
EMIS Group PLC	489,193	11,071,193
OBIC Business Consultants Co. Ltd.	91,900	3,007,547
OBIC Co. Ltd.	633,400	93,677,949
Oracle Corp. Japan	255,700	16,636,882
PCA Corp. (h)	1,398,900	14,304,509
Sage Group PLC	679,854	6,128,157
SimCorp A/S	68,114	4,688,794
Temairazu, Inc. (l)	261,400	9,862,592
Totvs S.A.	1,646,400	8,612,826
Wisetech Global Ltd.	605,647	20,885,025
		$221,269,216

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.5%
Alten S.A.	139,757	$17,549,417
Amadeus IT Group S.A. (a)	600,104	30,947,407
Cancom SE	431,801	12,646,377
DTS Corp.	783,500	17,611,313
Elecom Co. Ltd.	850,200	8,745,580
Kardex Holding AG	91,953	15,175,360
Pole To Win Holdings, Inc.	1,706,900	10,639,713
Temenos AG	86,543	4,780,641
Toshiba Tec Corp.	209,700	5,700,869
Venture Corp. Ltd.	2,272,600	28,973,480
		$152,770,157
Conglomerates – 0.3%
Ansell Ltd.	1,061,273	$20,388,743
Construction – 3.4%
Bellway PLC	610,687	$14,082,883
Breedon Group PLC	67,967,739	50,123,455
Fletcher Building Ltd.	1,719,119	5,208,557
Forterra PLC (h)	14,582,719	32,897,166
Grupo Cementos de Chihuahua S.A.B. de C.V.	1,158,231	7,750,665
Kingspan Group PLC	68,375	3,703,516
Marshalls PLC	1,037,459	3,426,573
PT Indocement Tunggal Prakarsa Tbk	24,754,200	15,742,192
Reliance Worldwide Corp.	4,834,770	9,743,589
Rinnai Corp.	89,900	6,733,595
Somfy S.A.	92,596	14,174,073
Techtronic Industries Co. Ltd.	1,823,000	20,342,620
Toto Ltd.	145,700	4,930,574
Zhejiang Supor Co. Ltd.	2,302,302	16,380,433
		$205,239,891
Consumer Products – 2.2%
Amorepacific Corp. (a)	208,183	$22,828,595
Dabur India Ltd.	2,506,366	16,972,204
Essity AB	864,312	22,686,411
Kobayashi Pharmaceutical Co. Ltd.	273,600	18,825,114
Lion Corp.	1,082,500	12,487,847
Mitsubishi Pencil Co. Ltd.	231,500	2,525,968
PZ Cussons PLC	364,404	922,944
Uni-Charm Corp.	883,600	33,883,686
		$131,132,769
Consumer Services – 1.5%
Afya Ltd. (a)	559,664	$8,741,952
Asante, Inc.	170,200	2,103,508
Carsales.com Ltd.	582,054	8,215,797
Heian Ceremony Service Co.	363,967	2,027,277
Localiza Rent a Car S.A.	654,579	6,595,692
Meitec Corp.	1,115,700	20,146,187
Park24 Co. Ltd. (a)	358,200	6,191,067
Seek Ltd.	762,170	10,850,497
Trip.com Group Ltd. (a)	276,181	9,598,190
Webjet Ltd. (a)	3,441,422	14,480,310
		$88,950,477

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 2.0%
Mayr-Melnhof Karton AG	133,652	$21,631,849
Toyo Seikan Group Holdings, Ltd.	1,427,000	17,509,576
Verallia	1,784,413	60,512,757
Viscofan S.A.	372,627	24,056,913
		$123,711,095
Electrical Equipment – 2.7%
Advantech Co. Ltd.	2,721,191	$29,305,338
Bharat Heavy Electricals Ltd.	14,453,222	13,786,444
Halma PLC	552,548	13,186,377
Legrand S.A.	571,266	45,996,896
LS Electric Co. Ltd. (a)	622,072	27,922,167
OMRON Corp.	163,021	7,956,031
Sagami Rubber Industries Co. Ltd.	264,700	1,480,853
TAKUMA Co. Ltd.	969,000	9,025,560
Voltronic Power Technology Corp.	350,659	17,626,788
		$166,286,454
Electronics – 2.9%
Amano Corp.	246,720	$4,529,773
ASM International N.V.	81,672	20,601,888
ASM Pacific Technology Ltd.	3,681,000	26,244,182
Cembre S.p.A.	542,000	17,811,646
Chroma Ate, Inc.	5,253,000	30,934,685
Fukui Computer Holdings, Inc.	205,100	4,082,979
INTER ACTION Corp.	467,700	5,402,115
Melexis N.V.	178,211	15,518,410
Silergy Corp.	183,000	2,598,933
Tripod Technology Corp.	7,069,000	21,619,495
WIN Semiconductors Corp.	2,853,000	12,670,511
Zuken, Inc.	559,300	12,806,636
		$174,821,253
Energy - Independent – 0.4%
PT United Tractors Tbk	14,165,800	$23,727,203
Energy - Integrated – 0.5%
Capricorn Energy PLC (a)	545,875	$1,727,711
Galp Energia SGPS S.A., “B”	2,267,659	30,684,735
		$32,412,446
Engineering - Construction – 0.8%
Comsys Holdings Corp.	384,800	$6,730,056
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	4,200,348	10,025,309
Doosan Bobcat, Inc.	830,627	22,903,434
JGC Holdings Corp.	257,000	3,252,572
Prologis Peroperty Mexico S.A. de C.V., REIT	2,330,235	6,676,264
		$49,587,635
Entertainment – 1.3%
CTS Eventim AG (a)	734,786	$46,878,480
Toei Co. Ltd.	79,400	10,678,223
Toho Co. Ltd.	605,800	23,449,132
		$81,005,835
Food & Beverages – 6.6%
ARIAKE JAPAN Co. Ltd.	424,500	$14,039,964
AVI Ltd.	4,871,301	21,562,307
Bakkafrost P/f	525,592	33,048,003

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Britvic PLC	655,513	$6,157,589
Cranswick PLC	995,669	37,050,318
Ezaki Glico Co. Ltd.	454,000	12,486,528
Greencore Group PLC (a)	1,183,806	918,091
Gruma S.A.B. de C.V.	891,493	11,928,663
Kato Sangyo Co. Ltd.	711,700	19,034,342
Kerry Group PLC	206,732	18,641,998
Kikkoman Corp.	121,900	6,446,099
Morinaga & Co. Ltd.	878,000	26,258,382
Orion Corp. (a)	370,291	37,610,700
S Foods, Inc.	841,000	19,025,670
Shenguan Holdings Group Ltd.	13,203,505	507,473
T. Hasegawa Co. Ltd. (h)	3,128,400	68,986,903
Takasago International Corp.	161,300	3,127,922
Tate & Lyle PLC	376,983	3,241,320
Tingyi (Cayman Islands) Holdings Corp.	13,534,000	23,835,932
Universal Robina Corp.	13,463,790	32,857,663
		$396,765,867
Food & Drug Stores – 1.6%
Cosmos Pharmaceutical Corp.	59,200	$6,017,434
DFI Retail Group Holdings Ltd.	6,359,109	18,590,601
JM Holdings Co. Ltd.	253,700	3,299,801
Patlac Corp.	463,300	16,223,962
SAN-A Co. Ltd.	87,700	2,871,635
Sendas Distribuidora S.A.	1,753,600	6,466,706
Spencer's Retail Ltd. (a)	723,473	567,386
Sugi Holdings Co. Ltd.	234,200	10,442,369
Sundrug Co. Ltd.	1,075,300	31,977,155
		$96,457,049
Forest & Paper Products – 0.2%
Suzano S.A.	1,122,200	$10,253,313
Furniture & Appliances – 1.0%
Codan Ltd.	1,797,141	$5,016,692
Howden Joinery Group PLC	1,757,505	11,932,516
Paramount Bed Holdings Co. Ltd.	1,356,400	26,384,128
SEB S.A.	162,083	13,623,975
Zojirushi Corp.	177,300	2,216,926
		$59,174,237
Gaming & Lodging – 0.8%
Flutter Entertainment PLC (a)	172,611	$23,559,754
Shangri-La Asia Ltd. (a)	29,944,000	24,552,281
		$48,112,035
General Merchandise – 1.0%
Dollarama, Inc.	841,907	$49,239,745
Falabella S.A.	3,015,393	5,865,486
Seria Co. Ltd.	183,200	4,004,883
		$59,110,114
Insurance – 2.1%
Admiral Group PLC	212,870	$5,499,552
AUB Group Ltd.	2,779,348	42,633,949
Hiscox Ltd.	1,978,378	26,058,226
Samsung Fire & Marine Insurance Co. Ltd. (a)	96,292	15,265,340
Steadfast Group Ltd.	7,747,030	28,851,873

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Unipol Gruppo S.p.A.	1,962,447	$9,574,997
		$127,883,937
Internet – 2.1%
Auto Trader Group PLC	1,496,505	$9,328,234
Demae-Can Co. Ltd. (a)(l)	607,900	1,991,748
Digital Garage, Inc.	353,700	12,159,104
Kakaku.com, Inc.	556,300	8,952,344
MakeMyTrip Ltd. (a)	1,069,505	29,486,253
Moneysupermarket.com Group PLC	6,874,005	15,989,072
Proto Corp.	1,137,400	10,657,265
Rakuten Group, Inc. (l)	119,300	541,777
Rightmove PLC	2,649,182	16,378,754
Scout24 AG	468,540	23,537,678
		$129,022,229
Leisure & Toys – 1.2%
DeNA Co. Ltd.	339,900	$4,534,454
GungHo Online Entertainment, Inc. (l)	326,600	5,305,632
Kawai Musical Instruments Manufacturing Co. Ltd.	119,800	2,374,275
Konami Group Corp.	80,900	3,680,075
NCSoft Corp. (a)	66,779	23,878,610
Thule Group AB	296,227	6,180,119
VTech Holdings Ltd.	3,825,465	24,579,544
		$70,532,709
Machinery & Tools – 6.0%
Aalberts Industries N.V.	314,000	$12,177,675
AirTAC International Group	306,000	9,268,956
Azbil Corp.	820,800	20,795,184
Carel Industries S.p.A.	139,219	3,502,134
DAIFUKU Co. Ltd.	84,700	3,988,464
Fuji Seal International, Inc.	1,662,300	21,169,713
Fujitec Co. Ltd. (l)	1,443,300	32,885,440
Fukushima Galilei Co. Ltd.	610,000	19,380,888
GEA Group AG	1,208,466	49,415,613
Haitian International Holdings Ltd.	13,725,000	36,750,283
METAWATER Co. Ltd.	1,086,000	13,321,029
MISUMI Group, Inc.	225,900	4,955,548
MonotaRO Co. Ltd.	663,700	9,391,122
Nabtesco Corp. (l)	815,900	20,919,716
Nissei ASB Machine Co. Ltd.	151,400	4,895,697
Obara Group, Inc. (l)	128,500	3,524,840
Rational AG	2,758	1,638,527
Rotork PLC	2,206,516	8,178,762
Seven Group Holdings Ltd.	980,316	13,996,388
Shima Seiki Manufacturing Ltd.	191,900	2,673,476
SIG Combibloc Group AG	1,599,421	35,054,292
Spirax-Sarco Engineering PLC	110,367	14,163,402
THK Co. Ltd. (l)	133,700	2,525,388
Valmet Oyj	369,810	9,996,071
VAT Group AG	30,209	8,320,041
		$362,888,649
Major Banks – 0.4%
Resona Holdings, Inc.	4,847,900	$26,632,065

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.4%
ARATA Corp.	148,400	$4,704,033
Arvida Group Ltd.	4,691,293	3,395,492
AS ONE Corp.	358,400	15,729,838
BML, Inc.	587,500	14,866,849
Burning Rock Biotech Ltd., ADR (a)(l)	285,384	642,114
DKSH Holding Ltd.	45,850	3,486,102
Guangzhou KingMed Diagnostics Group Co. Ltd., “A”	1,147,400	12,874,656
ICON PLC (a)	37,520	7,288,260
Medipal Holdings Corp.	724,100	9,541,983
Ryman Healthcare Ltd.	1,571,180	5,315,193
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,590,718	5,610,238
		$83,454,758
Medical Equipment – 3.6%
ConvaTec Group PLC	3,915,066	$11,009,235
Demant A.S. (a)	271,692	7,530,704
Eiken Chemical Co. Ltd.	753,900	9,817,244
Fukuda Denshi Co. Ltd.	625,400	21,753,665
Gerresheimer AG	548,567	36,877,011
Hogy Medical Co. Ltd.	79,600	2,052,194
JEOL Ltd.	239,800	6,441,095
Nakanishi, Inc.	2,069,900	40,328,667
Nihon Kohden Corp.	521,600	12,737,946
Shimadzu Corp.	624,700	17,826,132
Smith & Nephew PLC	1,794,613	24,071,683
Sonova Holding AG	104,118	24,773,537
Straumann Holding AG	11,710	1,326,078
		$216,545,191
Metals & Mining – 0.7%
Deterra Royalties Ltd.	3,908,506	$12,136,518
Iluka Resources Ltd.	2,666,873	17,178,329
MOIL Ltd.	6,090,545	11,856,428
		$41,171,275
Natural Gas - Distribution – 1.3%
China Resources Gas Group Ltd.	6,976,000	$25,980,465
DCC PLC	419,603	20,696,986
Italgas S.p.A.	5,939,723	32,998,936
		$79,676,387
Network & Telecom – 0.1%
NOHMI BOSAI Ltd.	678,100	$8,115,126
Other Banks & Diversified Financials – 5.4%
AEON Financial Service Co. Ltd.	2,490,600	$26,453,941
AEON Thana Sinsap Public Co. Ltd.	2,563,700	13,471,731
Allfunds Group PLC	645,334	4,507,456
Banco Santander Chile S.A.	157,118,269	6,288,435
Bank of Kyoto Ltd.	575,700	25,619,042
Chiba Bank Ltd.	3,910,951	28,667,593
Credicorp Ltd.	70,398	9,550,193
E.Sun Financial Holding Co. Ltd.	20,629,379	16,142,134
FinecoBank S.p.A.	897,262	14,906,558
Hachijuni Bank Ltd.	3,710,800	15,483,113
Iress Ltd.	1,560,926	10,149,324
Julius Baer Group Ltd.	391,642	22,764,578
Jyske Bank A.S. (a)	285,747	18,563,601
Komercni Banka A.S.	462,760	13,412,502

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Metropolitan Bank & Trust Co.	27,226,417	$26,382,424
Shizuoka Financial Group, Inc.	4,668,200	37,526,295
Shriram Transport Finance Ltd.	1,710,637	28,419,279
Zenkoku Hosho Co. Ltd.	180,300	6,904,554
		$325,212,753
Pharmaceuticals – 1.7%
Daito Pharmaceutical Co. Ltd.	632,900	$12,036,867
Genomma Lab Internacional S.A., “B”	14,460,645	12,570,925
Hypera S.A.	733,005	6,275,264
Ipca Laboratories Ltd.	1,514,795	15,418,540
Kalbe Farma Tbk PT	224,705,600	30,167,638
Santen Pharmaceutical Co. Ltd.	2,042,300	16,713,122
Suzuken Co. Ltd./Aichi Japan	339,200	9,188,015
		$102,370,371
Pollution Control – 1.4%
ALS Ltd.	1,231,065	$10,250,826
Daiseki Co. Ltd.	2,084,440	71,773,698
		$82,024,524
Precious Metals & Minerals – 0.6%
Agnico Eagle Mines Ltd.	647,601	$33,652,294
Printing & Publishing – 0.4%
China Literature Ltd. (a)	2,235,200	$8,582,287
Wolters Kluwer N.V.	177,849	18,611,398
		$27,193,685
Railroad & Shipping – 0.4%
Sankyu, Inc.	610,100	$22,216,013
Real Estate – 3.7%
Aldar Properties PJSC	9,684,574	$11,681,823
Big Yellow Group PLC, REIT	1,051,241	14,577,198
CapitaLand India Trusts IEU, REIT	12,556,800	10,593,687
CapitaLand Investment Ltd.	5,080,900	14,035,635
CDL Hospitality Trusts, REIT	460,877	430,115
Cedar Woods Properties Ltd.	1,914,153	5,627,293
City Developments Ltd.	2,898,600	17,749,872
Embassy Office Parks REIT	3,371,200	13,693,845
ESR Group Ltd.	6,615,600	13,883,060
LEG Immobilien SE	642,550	41,860,582
Mapletree Pan Asia Commercial Trust, REIT	10,507,100	13,100,535
Midland Holdings Ltd. (a)(h)	43,113,000	4,344,049
Shaftesbury PLC, REIT	1,325,995	5,899,267
Swire Properties Ltd.	8,252,600	20,877,667
TAG Immobilien AG	766,358	4,959,003
Unite Group PLC, REIT	2,864,472	31,513,331
		$224,826,962
Restaurants – 2.2%
Cafe de Coral Holdings Ltd.	16,092,000	$30,718,383
Domino's Pizza Enterprises Ltd.	225,636	10,177,608
Greggs PLC	1,547,547	43,891,477
Sodexo	490,376	46,910,786
		$131,698,254

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 5.1%
Air Water, Inc.	783,300	$9,085,326
Croda International PLC	691,556	55,213,180
Essentra PLC	11,186,806	31,984,944
Japan Pure Chemical Co. Ltd.	41,700	758,124
Kansai Paint Co. Ltd.	1,037,000	12,792,617
Kureha Corp.	137,000	8,309,499
Nihon Parkerizing Co. Ltd.	1,049,600	7,416,546
Nitto Denko Corp.	144,400	8,306,540
NOF Corp.	320,000	12,755,811
Sika AG	168,977	40,772,358
SK KAKEN Co. Ltd.	118,100	37,704,892
Symrise AG	735,961	80,080,831
Taisei Lamick Co. Ltd.	219,800	4,967,440
		$310,148,108
Specialty Stores – 2.3%
ABC-Mart, Inc.	97,500	$5,537,312
Just Eat Takeaway (a)	1,208,551	25,550,445
Just Eat Takeaway.com (a)	75,723	1,590,692
Kitanotatsujin Corp.	1,132,600	2,397,313
Lojas Renner S.A.	1,769,199	6,862,673
Multiplan Empreendimentos Imobiliarios S.A.	4,108,065	17,039,940
Nick Scali Ltd.	400,116	2,898,538
Nishimatsuya Chain Co. Ltd.	1,316,100	15,543,699
Ryohin Keikaku Co. Ltd.	1,186,100	13,993,668
Shimamura Co. Ltd.	52,800	5,259,419
Vipshop Holdings Ltd., ADR (a)	810,507	11,055,315
ZOZO, Inc.	1,281,600	31,834,928
		$139,563,942
Telecommunications - Wireless – 0.8%
Cellnex Telecom S.A.	1,397,578	$46,477,338
Etihad Etisalat Co.	331,559	3,070,238
		$49,547,576
Telephone Services – 0.8%
Helios Towers PLC (a)	3,888,393	$4,987,626
Hellenic Telecommunications Organization S.A.	1,031,343	16,107,376
Infrastrutture Wireless Italiane S.p.A.	1,249,006	12,586,504
NOS, SGPS S.A.	2,166,413	8,775,235
Operadora de Sites Mexicanos, S.A. de C.V., REIT, “A-1” (l)	7,065,700	6,950,939
		$49,407,680
Trucking – 1.6%
Freightways Ltd.	2,126,298	$13,040,871
Hamakyorex Co. Ltd.	114,900	2,728,787
Seino Holdings Co. Ltd.	3,715,600	32,908,484
Senko Group Holdings Co. Ltd.	657,300	4,833,088
SG Holdings Co. Ltd.	1,043,800	14,554,663
Trancom Co. Ltd.	95,100	5,354,991
Yamato Holdings Co. Ltd.	1,283,100	20,404,066
		$93,824,950
Utilities - Electric Power – 0.8%
CESC Ltd.	30,954,810	$28,506,922
Energisa S.A., IEU	1,146,300	9,598,546
Equatorial Energia S.A.	1,408,500	7,208,234
Transmissora Alianca de Energia Eletrica S.A., IEU	888,479	5,834,285
		$51,147,987

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Water – 0.1%
Aguas Andinas S.A., “A”	36,715,629	$8,479,330
Total Common Stocks		$5,918,807,515
Preferred Stocks – 0.2%
Metals & Mining – 0.2%
Gerdau S.A.	2,660,500	$14,799,732
	Strike Price	First Exercise
Rights – 0.0%
Consumer Services – 0.0%
Localiza Rent a Car S.A. (1 share for 1 right, Expiration 2/14/2023) (a)	BRL 42.25	2/14/23	2,860	$5,829

Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.02% (v)	107,352,529	$107,384,734
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.12% (j)	1,685,623	$1,685,623

Other Assets, Less Liabilities – 0.1%		4,288,992
Net Assets – 100.0%		$6,046,972,425
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $227,917,361 and $5,814,766,072, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$803,376,797	$1,173,058,252	$—	$1,976,435,049
United Kingdom	742,253,161	—	—	742,253,161
Germany	323,119,045	—	—	323,119,045
Australia	166,941,555	151,324,190	—	318,265,745
France	85,446,811	169,804,284	—	255,251,095
Hong Kong	128,468,945	68,391,861	—	196,860,806
India	74,607,634	117,551,747	—	192,159,381
China	95,498,876	80,871,530	—	176,370,406
South Korea	—	163,510,126	—	163,510,126
Other Countries	1,163,134,774	426,253,488	0	1,589,388,262
Mutual Funds	109,070,357	—	—	109,070,357
Total	$3,691,917,955	$2,350,765,478	$ 0	$6,042,683,433
For further information regarding security characteristics, see the Portfolio of Investments.  At December 31, 2022, the fund held one level 3 security valued at $0, which was also held and valued at $0 at September 30, 2022.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At December 31, 2022, the value of securities loaned was $14,870,628. These loans were collateralized by cash of $1,685,623 and U.S. Treasury Obligations (held by the lending agent) of $14,088,278.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$40,036,956	$—	$1,939,324	$(706,893)	$(4,493,573)	$32,897,166
MFS Institutional Money Market Portfolio	225,046,256	251,714,915	369,402,882	16,873	9,572	107,384,734
Midland Holdings Ltd.	3,066,471	—	—	—	1,277,578	4,344,049
PCA Corp.	9,878,227	—	—	—	4,426,282	14,304,509
T. Hasegawa Co. Ltd.	64,351,878	—	—	—	4,635,025	68,986,903
	$342,379,788	$251,714,915	$371,342,206	$(690,020)	$5,854,884	$227,917,361
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$—	$—
MFS Institutional Money Market Portfolio	1,842,342	—
Midland Holdings Ltd.	—	—
PCA Corp.	—	—
T. Hasegawa Co. Ltd.	—	—
	$1,842,342	$—
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.